Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K promulgated under the Exchange Act, we are providing the following information about the relationship between executive compensation actually paid and certain measures of financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” beginning at page 40.
For purposes of the tables below, the principal executive officer (“PEO”) and non-PEO named executive officers for 2020, 2021, 2022 and 2023 are the following:
YEAR	PEO	NON-PEO NAMED EXECUTIVE OFFICERS
2023	Christophe Beck	Scott D. Kirkland, Darrell R. Brown, Machiel Duijser, and Lanesha T. Minnix
2022	Christophe Beck	Scott D. Kirkland, Lanesha T. Minnix, Laurie M. Marsh, and Darrell R. Brown
2021	Christophe Beck	Daniel J. Schmechel, Angela M. Busch, Timothy P. Mulhere, and Douglas M. Baker, Jr.
2020	Douglas M. Baker, Jr.	Daniel J. Schmechel, Christophe Beck, Machiel Duijser and Elizabeth A. Simermeyer
(A)	(B)	(C)	(D)	(E)	(F)	(G)	(H)	(I)
	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(1) ($)	COMPENSATION ACTUALLY PAID TO PEO(2) ($)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS(3) ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS(4) ($)	VALUE OF FIXED $100 INVESTMENT BASED ON:		NET INCOME(7) ($ MILLIONS)	ADJUSTED EPS(8) ($)
YEAR					TOTAL SHAREHOLDER RETURN(5) (#)	PEER GROUP TOTAL SHAREHOLDER RETURN(6) ($)
2023	15,547,055	22,727,541	5,005,743	7,106,251	107.41	151.73	1,372.3	5.21
2022	8,720,419	2,627,030	4,044,487	2,631,032	77.87	134.30	1,091.7	4.49
2021	8,365,888	10,099,689	3,082,720	4,579,856	123.79	151.89	1,129.9	4.69
2020	16,905,180	18,110,719	5,434,441	5,377,090	113.17	119.36	(1,205.1)	4.02

(1)
The dollar amounts reported in column (B) are the amounts of total compensation reported for the PEO for each corresponding year in the “Total” column of the “Summary Compensation Table” at page 58.

(2)
The dollar amounts reported in column (C) represent the amount of “compensation actually paid” to the PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation for each year to determine the compensation actually paid:

YEAR	REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)	REPORTED VALUE OF EQUITY AWARDS(a) ($)	EQUITY AWARD ADJUSTMENTS(b) ($)	REPORTED CHANGE IN THE ACTUARIAL PRESENT VALUE OF PENSION BENEFITS(c) ($)	PENSION BENEFIT ADJUSTMENTS(d) ($)	COMPENSATION ACTUALLY PAID TO PEO ($)
2023	15,547,055	(9,930,288)	17,279,060	(195,936)	27,650	22,727,541
2022	8,720,419	(7,531,081)	1,398,052	0	39,640	2,627,030
2021	8,365,888	(5,750,129)	7,440,403	0	43,527	10,099,689
2020	16,905,180	(10,854,129)	16,619,383	(4,601,533)	41,818	18,110,719

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the “Summary Compensation Table” for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

(i)
the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)
for awards that are granted and vest in same applicable year, the fair value as of the vesting date;

(iv)
for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;

(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
YEAR	YEAR END FAIR VALUE OF EQUITY AWARDS ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR ($)	FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR ($)	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION ($)	TOTAL EQUITY AWARD ADJUSTMENTS ($)
2023	10,534,522	4,750,990	—	1,993,548	—	—	17,279,060
2022	7,843,382	(4,114,803)	—	(2,330,527)	—	—	1,398,052
2021	6,429,092	897,867	—	113,444	—	—	7,440,403
2020	10,538,992	2,677,081	—	3,403,310	—	—	16,619,383

(c)
The amounts included in this column are the amounts reported in “Change in Pension and Non-Qualified Deferred Compensation” column of the “Summary Compensation Table” for each applicable year.

(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components:

(i)
the actuarially determined service cost for services rendered by the PEO during the applicable year (the “service cost”); and

(ii)
the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP.

The amounts deducted or added in calculating the pension benefit adjustments are as follows:
YEAR	SERVICE COST ($)	PRIOR SERVICE COST ($)	TOTAL PENSION BENEFIT ADJUSTMENTS ($)
2023	27,650	—	27,650
2022	39,640	—	39,640
2021	43,527	—	43,527
2020	41,818	—	41,818

(3)
The dollar amounts reported in column (D) represent the average of the amounts reported for the Company’s non-PEO NEOs as a group in the “Total” column of the “Summary Compensation Table” in each applicable year.

(4)
The dollar amounts reported in column (E) represent the average amount of “compensation actually paid” to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

YEAR	AVERAGE REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	AVERAGE REPORTED VALUE OF EQUITY AWARDS ($)	AVERAGE EQUITY AWARD ADJUSTMENTS(a) ($)	AVERAGE REPORTED CHANGE IN THE ACTUARIAL PRESENT VALUE OF PENSION BENEFITS ($)	AVERAGE PENSION BENEFIT ADJUSTMENTS(b) ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($)
2023	5,005,743	(2,810,303)	4,938,491	(42,312)	14,633	7,106,251
2022	4,044,487	(2,919,197)	1,494,256	(5,384)	16,870	2,631,032
2021	3,082,720	(1,594,538)	3,073,423	0	18,251	4,579,856
2020	5,434,441	(3,078,907)	3,700,875	(821,580)	142,261	5,377,090
(a)
The amounts deducted or added in calculating the equity award adjustments are as follows:

YEAR	AVERAGE YEAR END FAIR VALUE OF EQUITY AWARDS ($)	YEAR OVER YEAR AVERAGE CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	AVERAGE FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR ($)	YEAR OVER YEAR AVERAGE CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR ($)	AVERAGE FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR ($)	AVERAGE VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION ($)	TOTAL AVERAGE EQUITY AWARD ADJUSTMENTS ($)
2023	3,085,820	1,338,182	—	514,489	—	—	4,938,491
2022	2,931,884	(721,836)	—	(715,792)	—	—	1,494,256
2021	1,788,525	976,574	—	308,324	—	—	3,073,423
2020	3,084,855	296,176	—	319,844	—	—	3,700,875

(b)
The amounts deducted or added in calculating the pension benefit adjustments are as follows:

YEAR	AVERAGE SERVICE COST ($)	AVERAGE PRIOR SERVICE COST ($)	TOTAL AVERAGE PENSION BENEFIT ADJUSTMENTS ($)
2023	14,633	—	14,633
2022	16,870	—	16,870
2021	18,251	—	18,251
2020	142,261	—	142,261

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
The peer group reflected for 2023 is the S&P 500 Materials Index and the peer group reflected for 2020-2022 is our compensation peer group from those years. In an effort to provide a more general comparison to companies in our sector and minimize year-over-year variability in the peer group, we have transitioned from use of our compensation peer group to the S&P 500 Materials Index for purposes of our peer TSR calculations. The table below provides a comparison of the Company’s cumulative total return with that of both the S&P 500 Materials Index and the previous peer group.

	1-Year TSR 12/31/19 - 12/31/20	2-Year TSR 12/31/19 - 12/31/21	3-Year TSR 12/31/19 - 12/31/22	4-Year TSR 12/31/19 - 12/31/23
Ecolab Inc.	$113.17	$123.79	$77.87	$107.41
S&P 500 Materials Index	$120.73	$153.67	$134.82	$151.73
Previous Peer Group	$119.36	$151.89	$134.30	$154.95
The previous peer group was comprised of the following 21 comparison companies used by the Company for compensation benchmarking for the years 2020-2022:
3M Company	Dover Corp.	Emerson Electric Co.	PPG Industries Inc.
Air Products and Chemicals, Inc.	Dow Inc.	General Mills, Inc.	Republic Services Inc.
Celanese Corporation	DuPont de Nemours Inc.	Illinois Tool Works Inc.	Roper Technologies Inc.
Cintas Corporation	Eastman Chemical Co.	Linde plc	Sherwin-Williams Co.
Clorox Co.	Eaton Corporation plc	LyondellBasell Industries NV	Waste Management Inc.
Danaher Corp.

(7)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year. The amount of net income for 2020 reflects a loss from discontinued operations, net of tax, of $2,172.5 million.

(8)
Our non-GAAP adjusted financial measure for diluted earnings per share excludes the impact of special (gains) and charges and the impact of discrete tax items. We include items within special (gains) and charges and discrete tax items that we believe can significantly affect the period-over-period assessment of operating results and not necessarily reflect costs associated with historical trends and future results. After tax special (gains) and charges are derived by applying the applicable local jurisdictional tax rate to the corresponding pre-tax special (gains) and charges.

Company Selected Measure Name	ADJUSTED EPS
Named Executive Officers, Footnote
YEAR	PEO	NON-PEO NAMED EXECUTIVE OFFICERS
2023	Christophe Beck	Scott D. Kirkland, Darrell R. Brown, Machiel Duijser, and Lanesha T. Minnix
2022	Christophe Beck	Scott D. Kirkland, Lanesha T. Minnix, Laurie M. Marsh, and Darrell R. Brown
2021	Christophe Beck	Daniel J. Schmechel, Angela M. Busch, Timothy P. Mulhere, and Douglas M. Baker, Jr.
2020	Douglas M. Baker, Jr.	Daniel J. Schmechel, Christophe Beck, Machiel Duijser and Elizabeth A. Simermeyer

Peer Group Issuers, Footnote
(6)
The peer group reflected for 2023 is the S&P 500 Materials Index and the peer group reflected for 2020-2022 is our compensation peer group from those years. In an effort to provide a more general comparison to companies in our sector and minimize year-over-year variability in the peer group, we have transitioned from use of our compensation peer group to the S&P 500 Materials Index for purposes of our peer TSR calculations. The table below provides a comparison of the Company’s cumulative total return with that of both the S&P 500 Materials Index and the previous peer group.

	1-Year TSR 12/31/19 - 12/31/20	2-Year TSR 12/31/19 - 12/31/21	3-Year TSR 12/31/19 - 12/31/22	4-Year TSR 12/31/19 - 12/31/23
Ecolab Inc.	$113.17	$123.79	$77.87	$107.41
S&P 500 Materials Index	$120.73	$153.67	$134.82	$151.73
Previous Peer Group	$119.36	$151.89	$134.30	$154.95
The previous peer group was comprised of the following 21 comparison companies used by the Company for compensation benchmarking for the years 2020-2022:
3M Company	Dover Corp.	Emerson Electric Co.	PPG Industries Inc.
Air Products and Chemicals, Inc.	Dow Inc.	General Mills, Inc.	Republic Services Inc.
Celanese Corporation	DuPont de Nemours Inc.	Illinois Tool Works Inc.	Roper Technologies Inc.
Cintas Corporation	Eastman Chemical Co.	Linde plc	Sherwin-Williams Co.
Clorox Co.	Eaton Corporation plc	LyondellBasell Industries NV	Waste Management Inc.
Danaher Corp.

PEO Total Compensation Amount	$ 15,547,055	$ 8,720,419	$ 8,365,888	$ 16,905,180
PEO Actually Paid Compensation Amount	$ 22,727,541	2,627,030	10,099,689	18,110,719
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (C) represent the amount of “compensation actually paid” to the PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation for each year to determine the compensation actually paid:

YEAR	REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)	REPORTED VALUE OF EQUITY AWARDS(a) ($)	EQUITY AWARD ADJUSTMENTS(b) ($)	REPORTED CHANGE IN THE ACTUARIAL PRESENT VALUE OF PENSION BENEFITS(c) ($)	PENSION BENEFIT ADJUSTMENTS(d) ($)	COMPENSATION ACTUALLY PAID TO PEO ($)
2023	15,547,055	(9,930,288)	17,279,060	(195,936)	27,650	22,727,541
2022	8,720,419	(7,531,081)	1,398,052	0	39,640	2,627,030
2021	8,365,888	(5,750,129)	7,440,403	0	43,527	10,099,689
2020	16,905,180	(10,854,129)	16,619,383	(4,601,533)	41,818	18,110,719

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the “Summary Compensation Table” for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

(i)
the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)
for awards that are granted and vest in same applicable year, the fair value as of the vesting date;

(iv)
for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;

(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
YEAR	YEAR END FAIR VALUE OF EQUITY AWARDS ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR ($)	FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR ($)	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION ($)	TOTAL EQUITY AWARD ADJUSTMENTS ($)
2023	10,534,522	4,750,990	—	1,993,548	—	—	17,279,060
2022	7,843,382	(4,114,803)	—	(2,330,527)	—	—	1,398,052
2021	6,429,092	897,867	—	113,444	—	—	7,440,403
2020	10,538,992	2,677,081	—	3,403,310	—	—	16,619,383

(c)
The amounts included in this column are the amounts reported in “Change in Pension and Non-Qualified Deferred Compensation” column of the “Summary Compensation Table” for each applicable year.

(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components:

(i)
the actuarially determined service cost for services rendered by the PEO during the applicable year (the “service cost”); and

(ii)
the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP.

The amounts deducted or added in calculating the pension benefit adjustments are as follows:
YEAR	SERVICE COST ($)	PRIOR SERVICE COST ($)	TOTAL PENSION BENEFIT ADJUSTMENTS ($)
2023	27,650	—	27,650
2022	39,640	—	39,640
2021	43,527	—	43,527
2020	41,818	—	41,818

Non-PEO NEO Average Total Compensation Amount	$ 5,005,743	4,044,487	3,082,720	5,434,441
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,106,251	2,631,032	4,579,856	5,377,090
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (E) represent the average amount of “compensation actually paid” to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

YEAR	AVERAGE REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	AVERAGE REPORTED VALUE OF EQUITY AWARDS ($)	AVERAGE EQUITY AWARD ADJUSTMENTS(a) ($)	AVERAGE REPORTED CHANGE IN THE ACTUARIAL PRESENT VALUE OF PENSION BENEFITS ($)	AVERAGE PENSION BENEFIT ADJUSTMENTS(b) ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($)
2023	5,005,743	(2,810,303)	4,938,491	(42,312)	14,633	7,106,251
2022	4,044,487	(2,919,197)	1,494,256	(5,384)	16,870	2,631,032
2021	3,082,720	(1,594,538)	3,073,423	0	18,251	4,579,856
2020	5,434,441	(3,078,907)	3,700,875	(821,580)	142,261	5,377,090
(a)
The amounts deducted or added in calculating the equity award adjustments are as follows:

YEAR	AVERAGE YEAR END FAIR VALUE OF EQUITY AWARDS ($)	YEAR OVER YEAR AVERAGE CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	AVERAGE FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR ($)	YEAR OVER YEAR AVERAGE CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR ($)	AVERAGE FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR ($)	AVERAGE VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION ($)	TOTAL AVERAGE EQUITY AWARD ADJUSTMENTS ($)
2023	3,085,820	1,338,182	—	514,489	—	—	4,938,491
2022	2,931,884	(721,836)	—	(715,792)	—	—	1,494,256
2021	1,788,525	976,574	—	308,324	—	—	3,073,423
2020	3,084,855	296,176	—	319,844	—	—	3,700,875

(b)
The amounts deducted or added in calculating the pension benefit adjustments are as follows:

YEAR	AVERAGE SERVICE COST ($)	AVERAGE PRIOR SERVICE COST ($)	TOTAL AVERAGE PENSION BENEFIT ADJUSTMENTS ($)
2023	14,633	—	14,633
2022	16,870	—	16,870
2021	18,251	—	18,251
2020	142,261	—	142,261

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
FINANCIAL PERFORMANCE MEASURES
As described in greater detail in the “Compensation Discussion and Analysis,” the Company’s compensation programs are designed to enable us to attract and retain the leadership talent that is necessary to successfully manage our strong earnings growth and return on invested capital objectives, while balancing necessary investment in the businesses in order to achieve attractive, long-term shareholder returns. As required by Item 402(v) of Regulation S-K, the following is a list of performance measures, which in our assessment represents the most important performance measures used by the Company to link compensation actually paid to the Company’s NEOs for 2023:
▪ Adjusted diluted earnings per share
▪ Organic return on invested capital
▪ Weighted average business unit operating income*
▪ Weighted average business unit sales*
▪ Relative total shareholder return

Commercial average component of Enterprise Goal described under the heading “Annual Cash Incentives” of the Compensation Discussion and Analysis beginning at page 40.

Total Shareholder Return Amount	$ 107.41	77.87	123.79	113.17
Peer Group Total Shareholder Return Amount	151.73	134.3	151.89	119.36
Net Income (Loss)	$ 1,372,300,000	$ 1,091,700,000	$ 1,129,900,000	$ (1,205,100,000)
Company Selected Measure Amount	5.21	4.49	4.69	4.02
PEO Name	Christophe Beck
Current Peer Group Total Shareholder Return Amount	$ 151.73	$ 134.82	$ 153.67	$ 120.73
Previous Peer Group Total Shareholder Return Amount	154.95	134.3	151.89	119.36
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	$ 2,172,500,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted diluted earnings per share
Non-GAAP Measure Description
(8)
Our non-GAAP adjusted financial measure for diluted earnings per share excludes the impact of special (gains) and charges and the impact of discrete tax items. We include items within special (gains) and charges and discrete tax items that we believe can significantly affect the period-over-period assessment of operating results and not necessarily reflect costs associated with historical trends and future results. After tax special (gains) and charges are derived by applying the applicable local jurisdictional tax rate to the corresponding pre-tax special (gains) and charges.

Measure:: 2
Pay vs Performance Disclosure
Name	Organic return on invested capital
Measure:: 3
Pay vs Performance Disclosure
Name	Weighted average business unit operating income*
Measure:: 4
Pay vs Performance Disclosure
Name	Weighted average business unit sales*
Measure:: 5
Pay vs Performance Disclosure
Name	Relative total shareholder return
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,930,288)	(7,531,081)	(5,750,129)	(10,854,129)
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,279,060	1,398,052	7,440,403	16,619,383
PEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(195,936)	0	0	(4,601,533)
PEO | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,650	39,640	43,527	41,818
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,534,522	7,843,382	6,429,092	10,538,992
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,750,990	(4,114,803)	897,867	2,677,081
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,993,548	(2,330,527)	113,444	3,403,310
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,650	39,640	43,527	41,818
PEO | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,810,303)	(2,919,197)	(1,594,538)	(3,078,907)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,938,491	1,494,256	3,073,423	3,700,875
Non-PEO NEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,312)	(5,384)	0	(821,580)
Non-PEO NEO | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,633	16,870	18,251	142,261
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,085,820	2,931,884	1,788,525	3,084,855
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,338,182	(721,836)	976,574	296,176
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	514,489	(715,792)	308,324	319,844
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,633	16,870	18,251	142,261
Non-PEO NEO | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount